Expense Example {- Fidelity Flex Conservative Income Municipal Bond Fund} - 12.31 Fidelity Flex Conservative Income Municipal Bond Fund PRO-06 - Fidelity Flex Conservative Income Municipal Bond Fund - Fidelity Flex Conservative Income Municipal Bond Fund
Mar. 01, 2021 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none